Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Investments - 105.1%†	Footnotes	Interest rate	Maturity Date	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments - 45.3%^
Direct Credit - 1.3%
North America - 1.0%
Consumer Discretionary - 0.1%
Lash OpCo, LLC. (Principal amount $3,646,463)	1,2,4	SOFR + 5.00% + 5.10% PIK (1% Floor)[3]	9/18/2027	Senior Debt	12/29/2021	$3,643,576	$3,523,308	#

Diversified Financials - 0.1%
AMLRS Holdings, Inc. (Principal amount $5,070,599)	1,4	3M SOFR + 6.25% (1% Floor)[3]	1/21/2027	Senior Debt	9/21/2020	5,067,449	4,916,731	#

Food Products - 0.1%
Woof Holdings, Inc. (Principal amount $4,421,250)	1,5	SOFR + 3.75% + 2.00%PIK (1.00% Floor)[3]	12/31/2029	Term Loan	11/7/2023	4,796,136	2,827,925	#

Health Care - 0.2%
Teal Acquisition Co., Inc. (Principal amount $154,991)	1	3M SOFR + 6.00% (1% Floor)[3]	9/22/2028	Term Loan	9/21/2020	155,935	149,551	#
TNAA Holdco, LLC (Principal amount $6,177,043)	1,2	Cash 3.75% + SOFR (1% Floor)[3]	12/23/2029	Senior Debt	12/16/2021	6,085,932	6,075,433	#
United Digestive MSO Parent, LLC. (Principal amount $6,582,489)	1,2,4	Cash 5.75% + SOFR (1.00% Floor)[3]	3/30/2029	First Lien, Senior Secured	3/30/2023	6,582,489	6,579,856	#
Total Health Care							12,804,840

Industrials - 0.1%
Apex Service Partners LLC. (Principal amount $8,928,571)	1,4,5	SOFR + 5.00% + 2.00%PIK (1.00% Floor)[3]	10/24/2030	Term Loan	11/7/2023	8,853,903	8,881,250	#

Information Technology - 0.1%
Everberg CIS Holdings, LLC. (Principal amount $579,982)	1,2,4	SOFR + 8.26% (1% Floor)[3]	7/13/2026	Senior Secured	4/5/2021	4,999	-	#
Everberg SC Holdings III, LLC. (Principal amount $696,762)	1,2,4	SOFR + 8.66% (1% Floor)[3]	7/13/2026	Senior Secured	7/6/2022	2,396	-	#
Everberg SC Holdings IV, LLC. (Principal amount $222,264)	1,2	SOFR + 12.00% PIK (1.5% Floor)[3]	N/A	Preferred Equity	7/6/2022	281,556	429,637	#
Madison Logic Holdings, Inc. (Principal amount $3,777,705)	1,2,4	Cash 7.00% + 3M CME Term SOFR (1% Floor)[3]	12/30/2028	Initial Term Loan, Senior Debt	2/22/2023	3,745,834	3,060,835	#
Redstone Holdco 2, L.P. (Principal amount $1,087,818)	1,2	SOFR + 5.50%[3]	12/31/2030	Senior Debt	1/21/2026	1,087,818	962,386	#
Total Information Technology							4,452,858

Professional Services - 0.1%
ManTech International Corporation (Principal amount $8,281,471)	1,5	Cash 4.50% + SOFR[3]	9/14/2029	Term Loan	4/12/2024	8,281,471	8,273,190	#

Software and Services - 0.0%
Packers Software Intermediate Holdings, Inc. (Principal amount $1,267,953)	1,4	3M SOFR + 7.75%[3]	11/12/2028	Second lien term loan	11/12/2020	1,278,612	1,169,265	#

Veterinary Services - 0.2%
PetVet Care Centers, LLC. (3000 Series A Preferred shares, Principal amount $13,027,013)	1,4,5	SOFR + 6.00%[3]	11/15/2030	Term Loan, Preferred Stock	11/15/2023	15,790,284	15,506,105	#
Total North America							62,355,472

Western Europe - 0.3%
Financials - 0.0%
AIOF II Galway Co-Invest, L.P.	*1,4,5	N/A	N/A	Limited Partnership Interest	9/29/2023	-	452,121

Industrials - 0.3%
European Credit 2022 One Sarl - ICG SDP 5-A (EUR) (Principal amount $12,100,000)	1,5,6	SONIA + 4.25%[3]	11/7/2030	Initial Term Loan	6/24/2024	15,143,999	16,028,648	#
Total Western Europe							16,480,769
Total Direct Credit (Cost $80,802,389)							78,836,241

	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Direct Equity - 44.1%
Asia - 1.4%
Health Care - 0.3%
Indigo, L.P.	*1,2,7	Limited Partnership Interest	6/18/2021	$3,741,519	$16,021,543

Information Technology - 0.6%
Multiples PE GIFT Fund SPV 2 Class A1	*1,5,7	Limited Partnership Interest	3/3/2025	50,000,000	39,326,564

Materials - 0.5%
Mars Holding Limited (3,350 shares)	*1,5,7	Common Stock	1/26/2026	33,500,000	33,500,000	#
Total Asia					88,848,107

North America - 34.5%
Business Services - 0.6%
EAG Holdings, L.P. (39,653,950 Preferred Units)	*1,4,5,7	Preferred Equity	6/1/2026	39,653,950	39,653,950

Construction - 0.4%
GridSource Holdings, LLC. (58,015,362 Preferred Units and 21,345,000 Series A Units)	*1,7,8	Preferred Units	6/8/2023	14,003,524	28,339,494	#

Consumer Discretionary - 0.6%
CL DAL Opportunities Feeder, L.P.	*1,7	Limited Partnership Interest	9/9/2020	-	1,346,968
LUV Car Wash Holdings LLC.	*1,2,7	Limited Partnership Interest	3/2/2022	13,972,472	18,196,691	#
MiddleGround Checker Co-Invest Partners L.P.	*1,2,4,7	Limited Partnership Interest	1/31/2022	9,692,469	6,313,600
RC V RW Investor-B, LLC	*1,7	Limited Partnership Interest	10/23/2020	6,735,406	9,266,098
Total Consumer Discretionary					35,123,357

Consumer Services - 1.1%
Bloom Aggregator, L.P. (13,100 shares)	*1,5,7	Common Stock	6/11/2024	13,100,000	15,438,408	#
MidOcean Partners SC-G, L.P.	*1,5,7	Class A Limited Partner	5/2/2024	39,256,337	56,971,721
Total Consumer Services					72,410,129

Distribution Services - 0.3%
V-Co-Invest II, L.P.	*1,7,8	Limited Partnership Interest	6/30/2023	17,698,362	17,668,611

Diversified Consumer Servies - 0.9%
KKR Game Changer Co-Invest Feeder II, L.P.	*1,5,7	Limited Partnership Interest	5/30/2024	50,000,000	57,705,207

Diversified Financials - 0.5%
AMLRS Equity Investors, L.P.	*1,7	Limited Partnership Interest	9/21/2020	1,413,356	2,444,994
LEP PCS Co-Invest, L.P.	*1,5,7	Limited Partnership Interest	11/20/2023	30,112,854	32,162,110
Total Diversified Financials					34,607,104

Financials - 0.9%
TSOII Project Sun Investment Aggregator, L.P.	*1,5,7	Limited Partnership Interest	12/29/2023	20,054,785	34,313,461
RCP Sun Co-Invest B, L.P.	*1,4,5,7	Limited Partnership Interest	8/16/2024	21,945,824	26,160,963
Total Financials					60,474,424

Health Care - 9.%
Azul Investors, L.P.	*1,4,5,7	Preferred Equity	10/29/2025	39,337,056	44,212,314
CCBlue Limited Partnership	*1,2,6,7	Limited Partnership Interest	5/24/2022	7,924,074	1,048,352
CSC Comfort Co-Investment, L.P.	*1,5,7	Limited Partnership Interest	3/27/2026	81,351,116	81,351,116
Cyan Investors, L.P.	*1,4,5,7	Limited Partnership Interest	6/13/2024	30,348,168	35,812,983
Holliday Co-Investment Blocker, LLC.	*1,2,4,7	Limited Partnership Interest	2/7/2023	7,843,526	2,984,455
FFL V Badge 21 Co-Investment Parallel Fund, L.P.	*1,5,7	Limited Partnership Interest	7/8/2024	57,736,624	73,303,758
MidOcean Partners SC-E, L.P. (55,000 Class E Units)	*1,4,5,7	Preferred Equity	5/22/2025	54,065,625	71,694,311
NEA BH SPV II, L.P.	*1,7	Limited Partnership Interest	9/2/2020	5,023,739	70,308
RCP Nats Co-Investment Fund, L.P.	*1,5,7	Limited Partnership Interest	3/18/2025	62,589,772	116,581,013
Sylvester 2023, L.P.	*1,5,7	Limited Partnership Interest	12/18/2023	11,220,310	12,211,930
Taurus Holdco, L.P. (650,000 Class A units)	*1,5,7	Common Stock	11/19/2024	65,000,000	72,383,057
Teal Parent Holdings, L.P.	*1,7	Limited Partnership Interest	9/21/2020	32,520	21,834	#
TVG-Hero Holdings II, L.P.	*1,4,7	Limited Partnership Interest	10/23/2020	1,939,297	2,845,452
Vistria Soliant Holdings, L.P. (58,970 shares)	*1,4,5,7	Limited Partnership Interest	7/17/2024	58,970,000	63,071,644
Total Health Care					577,592,527

Health Care/Pharmaceuticals - 1.1%
Cosette Pharmaceuticals Holdings, Inc.	*1,4,5,7	Common Equity	7/9/2024	59,655,000	71,263,865	#

Industrial Services - 6.5%
Bad Boy Mowers JV Investments, L.P. (300,000 Class A-1 Units)	*1,5,7	Limited Partnership Interest	11/10/2023	30,000,000	62,808,685	#
Einstein 2021, L.P.	*1,2,7	Limited Partnership Interest	11/18/2021	10,645,568	24,397,335
KAWP Holdings, L.P.	*1,7	Limited Partnership Interest	12/18/2020	9,541,569	31,462,664	#
KLC Fund 0225-CI, L.P.	*1,4,5,7	Limited Partnership Interest	3/3/2025	20,850,610	22,263,160
LH Select Equity Investors, L.P. (75,000 shares)	*1,4,5,7	Preferred Equity	9/3/2025	72,187,500	109,045,049
Novacap International TMT VI Co-Investment, L.P.	*1,4,5,7	Limited Partnership Interest	12/11/2025	43,473,047	46,481,863
Novacap TMT VI Co-Investment, L.P.	*1,4,5,7	Limited Partnership Interest	5/29/2025	50,740,334	63,443,084
Oscar Holdings, L.P.	*1,2,4,7	Limited Partnership Interest	4/27/2022	7,000,000	425,445	#
TB Project Ledger, L.P. (39,653,950 shares)	*1,4,5,7	Common Equity	3/31/2026	54,399,844	54,399,844
Total Industrial Services					414,727,129

Industrials - Aerospace - 1.1%
Sands Capital Global Innovation Fund II-AN, L.P.	*1,5,7	Limited Partnership Interest	8/2/2024	20,000,000	67,399,788

Industrials - Electrical Equipment - 0.6%
KRESA Co-Invest, L.P. (30,500 shares)	*1,5,7	Common Equity	4/28/2025	30,500,000	39,007,791	#

Information Technology - 5.9%
Beantown IVP Co-Invest II, L.P.	*1,2,7	Preferred Equity	3/8/2023	5,014,354	7,292,826
CB ML Co-Invest, L.P.	*1,5,7	Common Equity	10/22/2025	83,816,656	91,157,951
Cinven Arrow, L.P.	*1,5,6,7	Limited Partnership Interest	6/21/2023	15,883,866	24,326,836
Decibel Investments I, L.P.	*1,5,7	Preferred Equity	12/9/2025	7,612,500	8,118,295
Fetch Rewards, Inc. (1,066,460 Series E Preferred shares)	*1,2,7	Preferred Equity	3/23/2022	4,999,970	6,692,551	#
Follett Acquisition, L.P.	*1,2,7	Limited Partnership Interest	1/12/2022	9,978,104	8,809,261	#
Ignite Resonate Co-Investors, LLC.	*1,2,7	Limited Partnership Interest	7/27/2022	9,005,780	7,560,995	#
IPPE Co-Investment DE, LP	*1,5,7	Preferred Equity	8/15/2025	17,489,000	22,111,913
Lightspeed SPV-A2, LLC	*1,5,7	Preferred Equity	8/15/2025	7,173,493	14,038,043
Redstone HoldCo 2, L.P. (5,450 shares)	*1,2,7	Limited Partnership Interest	1/21/2026	5,450	-	#
Redstone HoldCo 2, L.P. Preferred A Shares	*1,2,7	Limited Partnership Interest	1/21/2026	37,444	-	#
Redstone HoldCo 2, L.P. Preferred B shares	*1,2,7	Limited Partnership Interest	1/21/2026	112,331	-	#
Sands Capital Global Innovation Fund II-DB, L.P.	*1,5,7	Limited Partnership Interest	12/16/2024	20,000,000	43,948,845
Sands Capital Global Innovation Fund III-2 Aggregator, L.P.	*1,5,7	Limited Partnership Interest	5/28/2025	49,035,000	117,418,801	#
SVHL I, L.P. (80 shares)	*1,5,7	Preferred Equity	11/18/2025	8,030,000	8,570,640
T-VIII Skopima Co-Invest, L.P.	*1,2,4,7	Limited Partnership Interest	5/7/2021	526,014	1,053,338
Thrive Capital Partners VIII Growth-B, LLC.	*1,2,7	Limited Partnership Interest	3/17/2023	5,006,042	16,734,382
Total Information Technology					377,834,677

Insurance - 0.5%
T-IX Butterfly Co-Invest, L.P.	*1,4,5,7	Limited Partnership Interest	5/2/2024	23,784,299	34,240,424

Semiconductors and Equipment - 0.3%
THL Fund Investors (Altar), L.P.	*1,2,4,7	Limited Partnership Interest	1/27/2022	8,530,004	17,024,639	#

Software and Services - 2.1%
Bessemer Vent Partners AN II LP	*1,5,7	Limited Partnership Interest	1/23/2026	30,000,000	30,000,000
EQT X Co-Investment (A) SCSp	*1,5,7	Limited Partner Interest	6/10/2024	42,585,000	62,626,597
Project Brewer (843.579 Series A shares, 11.00%)	*1,7	Preferred Equity	11/12/2020	1,193,827	996,441	#
Project Rock Co-Invest Fund, L.P.	*1,5,7	Limited Partnership Interest	11/9/2023	20,745,369	39,734,247
Total Software and Services					133,357,285

Technology - 0.6%
Northleaf Thor Co-Investment (Blocked) II, L.P.	*1,5,7	Class A Limited Partner	5/28/2024	24,004,551	38,091,510

Transportation - 0.4%
EDR Co-Invest Aggregator, L.P.	1,4,5,7	Limited Partnership Interest	2/12/2024	13,089,071	22,403,847

Utilities - 1.1%
Terramont Montauk Co-Invest L.P.	*1,4,5,7	Limited Partnership Interest	7/25/2024	39,446,223	67,355,470
Total North America					2,206,281,228

Western Europe - 8.2%
Construction - 0.7%
GTCR (C) Investors, L.P.	*1,4,5,7	Limited Partnership Interest	9/13/2023	14,964,806	42,990,413

Consumer Staples - 0.7%
ORCP IV Pop Co-Investors, L.P.	*1,5,7	Limited Partnership Interest	11/8/2024	43,071,713	45,409,412

Diversified Financials - 0.3%
Enak Aggregator, L.P.	*1,2,6,7	Limited Partnership Interest	1/18/2022	9,652,846	15,930,806

Financials - 3.9%
Estancia Ruby Intermediate Aggregator, L.P.	*1,5,6,7	Limited Partnership Interest	6/3/2024	27,091,276	32,566,431	#
MDCP Co-Investors, L.P.	*1,5,6,7	Limited Partnership Interest	6/30/2025	89,799,290	115,546,625
PSC Tiger, L.P.	*1,4,5,6,7	Limited Partnership Interest	9/4/2024	78,556,366	103,764,627
Total Financials					251,877,683

Health Care - 0.2%
Panacea Co-Investment, L.P.	*1,6,7	Limited Partnership Interest	12/21/2020	7,725,535	10,665,215

Industrials - 0.2%
FSN Capital Unique Co-Investment, L.P.	*1,2,6,7	Limited Partnership Interest	3/9/2022	11,545,729	10,735,445

Information Technology - 1.1%
Hera Co-Investment, L.P.	*1,5,7	Limited Partnership Interest	1/16/2025	61,134,698	53,999,089
Sakura Co-Investment Holdings, L.P.	*1,2,4,6,7	Limited Partnership Interest	5/24/2023	8,810,404	15,828,899
Total Information Technology					69,827,988

Insurance - 0.0%
Chance Co-Investment, L.P.	*1,6,7	Limited Partnership Interest	12/21/2020	953,899	488,377

Software and Services - 0.0%
Bowmark Investment Partnership - J, L.P.	*1,6,7	Limited Partnership Interest	10/15/2020	21,402	3,555
TPG Vardos CI, L.P.	*1,4,7	Limited Partnership Interest	9/9/2020	48,354	29,198
Total Software and Services					32,753

Technology - 1.1%
Cloud Co-Investment, L.P.	*1,4,5,6,7	Limited Partnership Interest	12/22/2023	14,198,542	12,016,715
Smash Capital Trend Holdco SPV, L.P.	*1,5,7	Class A Interest	4/24/2024	21,691,131	61,060,639
Total Technology					73,077,354
Total Western Europe					521,035,446
Total Direct Equity (Cost $2,093,626,496)					2,816,164,781

	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments - 49.1%^
Secondary Direct Equity - 1.5%
North America - 1.5%
Distribution Services - 0.5%
MiddleGround Carbon CV, L.P.	*1,4,5,7	Limited Partnership Interest	11/15/2023	$26,347,184	$31,608,917

Growth Equity - 0.1%
Madison Bay - HL, L.P.	*1,2,4,5,7	Limited Partnership Interest	9/4/2020	2,817,301	5,306,526

Information Technology - 0.1%
Huntress Labs, Inc. (332,333 shares)	*1,5,7	Common Stock	6/7/2025	3,987,996	6,027,056	#

Infrastructure - 0.5%
Vero Networks Holdings, LLC	*1,4,5,7,9	Limited Partnership Interest	2/12/2026	29,820,899	30,275,674

Professional Services - 0.3%
Hockey Parent Holdings, L.P. (175,000.65 units)	*1,5,7	Class A Units	9/14/2023	17,500,065	21,744,033	#
Total North America					94,962,206
Total Secondary Direct Equity (Cost $80,473,445)					94,962,206

Secondary Funds - 47.5%
Africa - 0.0%
Diversified Financials - 0.0%
Helios Investors II, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	258,821	81,813

Asia - 0.3%
Consumer Discretionary - 0.0%
L Catterton Asia 3 Continuation Fund Sing, L.P.	*1,2,4,7	Limited Partnership Interest	6/23/2022	3,454,930	841,790

Diversified Financials - 0.1%
AIF Capital Asia IV Continuation, L.P.	*1,5,7	Limited Partnership Interest	11/4/2024	772,618	793,429
CDH Venture Partners II, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	25,912	20,677
CDH Fund IV, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	1,543	269,700
Navis Asia Fund V, L.P.	*1,5,7	Limited Partnership Interest	9/29/2023	254,887	454,617
Quadrant Private Equity No. 3, L.P.	*1,5,6,7	Limited Partnership Interest	11/30/2023	63,995	435,071
Total Diversified Financials					1,973,494

Financials - 0.0%
Capital Today China Growth Fund II, L.P.	*1,5,7	Limited Partnership Interest	9/29/2023	671,973	726,731
Dahlia (Mauritius) Limited	*1,4,5,7	Limited Partnership Interest	9/29/2023	-	5,185
Indium IV (Mauritius) Holdings Limited	*1,4,5,7	Limited Partnership Interest	9/29/2023	3,353	2,686
Primavera Capital (Cayman) Fund I, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	1,640	483,895
TPG Asia V, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	-	67,833
Total Financials					1,286,330

Health Care - 0.2%
LC Healthcare Continued Fund I, L.P.	*1,2,4,7	Limited Partnership Interest	5/12/2021	6,619,086	11,278,152

Industrial Manufacturing - 0.0%
Asia Opportunity Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	-	220,538

Materials - 0.0%
Indium III (Mauritius) Holdings Limited	*1,4,5,7	Limited Partnership Interest	9/29/2023	230	3,295

Real Estate - 0.0%
BPEA Private Equity Fund V, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	-	233,026

Technology - 0.0%
IDG-Accel China Capital, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	630,374	626,458
Total Asia					16,463,083

Caribbean - 0.0%
Diversified Financials - 0.0%
Wind Point Partners IX-B, L.P.	*1,4,7,8	Limited Partnership Interest	12/29/2023	91,629	109,869

Middle East - 1.2%
Information Technology - 0.7%
ACG IV CN, L.P.	*1,5,7	Limited Partnership Interest	11/12/2025	36,062,143	41,550,596

Software and Services - 0.1%
Awz Pentera III, LLC (15 shares)	*1,2,4,7	Common Stock	12/21/2022	3,038,919	8,082,902

Venture Capital - 0.1%
Pitango Continuation Fund 2021, L.P.	*1,2,4,7	Limited Partnership Interest	11/9/2021	7,085,966	6,607,064

Video Games - 0.3%
VGames, L.P.	*1,4,5,7	Limited Partnership Interest	3/25/2025	14,716,539	17,187,087
Total Middle East					73,427,649

North America - 38.2%
Automobile Components - 0.7%
MidOcean Torque, L.P.	*1,4,5,7	Limited Partnership Interest	4/30/2026	46,355,661	47,794,582

Communication Services - 0.9%
Delta-v VN, L.P.	*1,4,5,7	Limited Partnership Interest	7/19/2024	41,380,769	59,715,922

Corporate Finance/Buyout - 1.6%
ACON Strategic Partners II-B, L.P.	*1,2,4,7	Limited Partnership Interest	8/2/2022	6,463,631	19,829,943
Audax Private Equity Fund IV CF, L.P.	*1,4,7	Limited Partnership Interest	12/23/2020	4,202,484	3,500,514
CLP Select Opportunities, L.P.	*1,4,7	Limited Partnership Interest	12/10/2020	11,791,459	17,448,933
JZHL Secondary Fund, L.P.	*1,4,7,10	Limited Partnership Interest	12/4/2020	1,973,030	1,751,449
Kelso Investment Associates IX, L.P.	*1,4,7,11	Limited Partnership Interest	9/30/2022	17,859,371	17,675,672
KPS Special Situations Fund IV, L.P.	*1,4,7	Limited Partnership Interest	9/30/2020	1,424,988	1,429,641
Roark Capital Partners CF L.P.	*1,2,4,7	Limited Partnership Interest	8/26/2022	5,599,810	9,863,496
TorQuest Partners Fund US IV L.P.	*1,2,4,6,7	Limited Partnership Interest	9/30/2022	17,929,496	4,802,399
Trilantic Capital Partners VI Parallel II (North America), L.P.	*1,2,4,7	Limited Partnership Interest	12/31/2021	6,528,045	6,937,614
Webster Equity Partners Pinnacle, L.P.	*1,2,7	Limited Partnership Interest	11/18/2021	10,000,000	20,611,932
Wind Point Partners VIII-B, L.P.	*1,4,7	Limited Partnership Interest	3/31/2021	910,610	320,948
Total Corporate Finance/Buyout					104,172,541

Distribution Services - 0.4%
WCM Continuation Fund, L.P.	*1,4,5,7	Limited Partnership Interest	12/24/2023	14,043,983	24,056,877

Diversified Financials - 14.5%
Advent International GPE IX-D SCSp	*1,4,5,7	Limited Partnership Interest	3/29/2024	7,794,594	8,180,109
Advent International GPE VIII-C, L.P.	*1,2,7	Limited Partnership Interest	6/30/2023	16,626,000	10,918,511
Advent International GPE VIII-H, L.P.	*1,5,7	Limited Partnership Interest	3/29/2024	1,823,216	1,404,938
Advent International GPE IX-G, L.P.	*1,4,7,12	Limited Partnership Interest	6/26/2025	12,808,472	12,485,969
Advent International GPE X-D SCSp	*1,4,5,7	Limited Partnership Interest	3/29/2024	2,448,184	3,306,728
AEA Mezzanine Fund III, L.P.	*1,4,7,11	Limited Partnership Interest	7/3/2023	-	57,283
AEA Mezzanine Fund IV, L.P.	*1,4,7,11	Limited Partnership Interest	7/3/2023	3,387,420	3,788,241
American Securities Partners VIII, L.P.	*1,4,5,7	Limited Partnership Interest	3/27/2026	3,406,322	6,093,273
Apollo Overseas Partners IX, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,154,486	4,066,714
Arrowhead Capital Fund III, L.P.	*1,4,7,11	Limited Partnership Interest	6/30/2023	1,751,111	2,152,121
Bain Capital Fund XII, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,236,057	2,265,690
Bain Capital Fund (Lux) XIII SCSp	*1,4,5,7	Limited Partnership Interest	3/29/2024	3,923,093	4,055,981
Banner Capital Fund I-A, L.P.	*1,4,7,11	Limited Partnership Interest	6/5/2025	7,144,756	12,600,650
Blackrock Sapphire POF, L.P.	*1,4,5,7	Limited Partnership Interest	9/27/2024	24,334,398	42,933,316
Blackstone Tactical Opportunites Fund II, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	3,040,941	2,543,096
Blackstone Tactical Opportunites Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	13,302,919	12,569,024
Centerbridge Capital Partners III-A, L.P.	*1,2,4,7	Limited Partnership Interest	3/30/2023	1,307,708	1,045,884
Clayton Dubilier & Rice Fund X, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	2,120,193	1,611,125
Clayton Dubilier & Rice Fund XI, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,073,073	4,873,127
Clayton Dubilier & Rice Fund XII, L.P.	*1,4,5,7	Limited Partnership Interest	9/30/2025	15,106,330	17,411,856
Court Square Capital Partners, L.P. (Offshore)	*1,4,5,7	Limited Partnership Interest	3/27/2026	4,233,962	4,668,833
Court Square Capital Partners III, L.P.	*1,4,5,7	Limited Partnership Interest	2/7/2024	24,211,913	10,925,412
Court Square Capital Partners V, L.P.	*1,4,5,7	Limited Partnership Interest	2/29/2024	1,205,956	1,036,412
Crestview Partners III CV-A GP, L.P.	*1,4,5,7	Limited Partnership Interest	3/31/2025	26,145,073	46,445,202
Gasherbrum Fund I, L.P.	*1,5,7	Limited Partnership Interest	11/27/2023	18,881,363	28,457,009
Genstar Capital Partners IX, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	1,962,440	2,125,108
Genstar Capital Partners X, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	2,152,226	2,610,087
GI Partners Fund VI, L.P.	*1,4,7,11	Limited Partnership Interest	3/28/2024	35,608,645	48,376,690
GoldPoint Mezzanine Partners IV, L.P.	*1,4,7,11	Limited Partnership Interest	6/30/2023	1,905,144	2,506,541
Green Equity Investors Side VIII, L.P.	*1,4,7,12	Limited Partnership Interest	6/26/2025	7,691,040	9,404,736
Green Equity Investors Side VIII, L.P. - Second Commitment	*1,4,7,11	Limited Partnership Interest	12/31/2025	17,333,199	21,594,291
Green Equity Investors Side X, L.P.	*1,4,5,7	Limited Partnership Interest	3/31/2026	-	-
Hellman & Friedman Capital Partners IX, L.P.	*1,4,5,7	Limited Partnership Interest	9/30/2025	21,680,296	23,364,989
Hellman & Friedman Capital Partners IX, L.P. - Second Commitment	*1,4,5,7	Limited Partnership Interest	12/31/2025	18,633,829	21,115,773
HGGC Fund III-A, L.P.	*1,4,5,7	Limited Partnership Interest	6/28/2024	8,721,561	5,108,953
HGGC Fund III SQ AIV, L.P.	*1,5,7	Limited Partnership Interest	3/14/2025	3,799,178	4,168,535
HGGC Fund IV-A, L.P.	*1,4,5,7	Limited Partnership Interest	6/28/2024	6,320,748	7,648,659
Insight Partners (Cayman) XII, L.P.	*1,4,5,7	Limited Partnership Interest	3/27/2026	8,450,759	11,885,617
Kelso Investment Associates X, L.P.	*1,4,5,7	Limited Partnership Interest	3/27/2026	8,992,636	11,956,559
KKR Americas Fund XII, L.P.	*1,4,7,12	Limited Partnership Interest	6/25/2025	6,760,735	6,905,861
ICG North American Private Debt Fund II, L.P.	*1,4,7,11	Limited Partnership Interest	7/13/2023	1,029,699	1,563,528
Levine Leichtman Capital Partners VII-A, L.P.	*1,4,5,7	Limited Partnership Interest	11/1/2024	1,461,483	1,551,772
LLCP LMM Acquisition Fund, L.P.	*1,4,5,7	Limited Partnership Interest	11/20/2024	37,556,427	49,362,083
MDCP Insurance SPV, L.P.	*1,2,4,7	Limited Partnership Interest	6/28/2023	10,044,531	19,312,584
New Mountain Partners V, L.P.	*1,4,5,7	Limited Partnership Interest	1/2/2025	1,441,920	997,273
New Mountain Partners VI, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	3,038,793	3,047,160
Oaktree Power Opportunities Fund III (Cayman), L.P.	*1,4,5,7	Limited Partnership Interest	6/28/2024	-	25,720
Oaktree Power Opportunities Fund IV Feeder (Cayman), L.P.	*1,4,5,7	Limited Partnership Interest	6/28/2024	2,109	22,775
Paddington Partners 3, L.P.	*1,4,5,7	Limited Partnership Interest	12/21/2023	43,206,020	45,453,960
Platinum Equity Capital Partners IV, L.P.	*1,5,7	Limited Partnership Interest	3/29/2024	3,990,175	3,371,341
Platinum Equity Capital Partners V, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,955,346	4,854,337
Platinum Equity Capital Partners V, L.P. - Second Commitment	*1,4,7,12	Limited Partnership Interest	6/30/2025	9,273,633	8,746,911
Providence Equity Partners VIII-A, L.P.	*1,4,7,12	Limited Partnership Interest	6/30/2025	4,777,117	5,108,387
Providence Equity Partners VIII-A, L.P. - Second Commitment	*1,4,7,11	Limited Partnership Interest	10/1/2025	22,890,894	26,477,666
Silver Lake Partners V, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,857,923	6,194,659
Silver Lake Partners VI, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	6,085,758	9,097,989
Stone Point Fund VIII, L.P.	*1,4,5,7	Limited Partnership Interest	12/31/2025	18,860,179	21,005,799
TA XII-B, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	2,966,560	2,634,966
TA XII-B, L.P.	*1,2,4,7	Limited Partnership Interest	3/30/2023	2,027,145	2,134,323
TA XIII-B, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	2,693,928	3,228,361
TA XIII-B, L.P.	*1,2,4,7	Limited Partnership Interest	3/30/2023	1,134,637	1,452,763
TA XIV-B, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	1,329,539	1,640,851
The Resolute Fund IV, L.P.	*1,4,5,7	Limited Partnership Interest	12/28/2023	37,428,706	30,556,746
The Resolute II Continuation Fund, L.P.	*1,2,4,7	Limited Partnership Interest	8/20/2021	2,295,164	1,590,776
Thoma Bravo Discover Fund III-A, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	2,259,731	2,908,754
Thoma Bravo Fund XII-A, L.P.	*1,4,7,12	Limited Partnership Interest	6/24/2025	2,057,158	1,980,851
Thoma Bravo Fund XIII-A, L.P.	*1,4,5,7	Limited Partnership Interest	1/2/2025	2,793,060	2,785,036
Thoma Bravo Fund XIV-A, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,696,780	4,578,270
Vic SPV, LLC.	*1,4,5,7,9	Limited Partnership Interest	9/30/2025	68,456,475	131,056,383
Warburg Pincus Global Growth, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	2,755,493	3,961,763
Warburg Pincus Global Growth, L.P. - Second Commitment	*1,4,5,7	Limited Partnership Interest	6/27/2024	28,709,502	53,385,913
Warburg Pincus Jovian GG, L.P.	*1,4,5,7	Limited Partnership Interest	12/17/2024	232,699	388,539
Warburg Pincus Jovian GG, L.P. - Second Commitment	*1,4,5,7	Limited Partnership Interest	12/17/2024	3,360,049	5,247,062
Warburg Pincus Private Equity XII-B, L.P.	*1,5,7	Limited Partnership Interest	3/28/2024	2,235,583	2,362,008
Wind Point Partners IX-A, L.P.	*1,4,7,8	Limited Partnership Interest	12/29/2023	20,817,291	24,397,157
Wind Point Partners VIII-A, L.P.	*1,4,7,11	Limited Partnership Interest	12/29/2023	7,840,382	3,687,829
Wind Point Partners X-B, L.P.	*1,4,5,7	Limited Partnership Interest	1/23/2024	9,965,245	12,510,153
Total Diversified Financials					923,351,351

Electrical Equipment - 1.8%
OIP Lightning, L.P.	*1,4,5,7	Limited Partnership Interest	12/9/2025	87,708,489	116,597,058

Financials - 1.0%
APH Extended Value Fund H, L.P.	*1,4,5,7	Limited Partnership Interest	12/27/2024	25,877,188	32,421,303
Motive InvestCloud Co-Investment II, L.P.	*1,2,4,7	Limited Partnership Interest	5/22/2024	286,044	769,725
SCP Harbor, L.P.	*1,4,5,7	Preferred Equity	10/13/2023	13,066,373	27,865,662
Total Financials					61,056,690

Growth Equity - 0.4%
10K Lakes Fund II, L.P.	*1,2,4,7	Limited Partnership Interest	10/27/2021	1,803,378	399,005
Everstone Capital Partners III, L.P.	*1,4,7	Limited Partnership Interest	10/15/2020	3,391,357	4,673,355
L Catterton Growth IV L.P.	*1,2,4,7	Limited Partnership Interest	3/31/2021	7,153,971	6,182,861
Motive IC SAS-A, L.P.	*1,2,7	Limited Partnership Interest	6/28/2021	2,887,545	3,505,479
NewView Capital Special Opportunities Fund I, L.P.	*1,4,7	Limited Partnership Interest	10/23/2020	8,685,053	11,245,996
Total Growth Equity					26,006,696

Healthcare & Business Services - 1.4%
NewView Capital Special Opportunities Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	12/13/2023	54,443,176	86,955,972
TDP Western Veterinary Co-Invest Fund A, L.P.	*1,2,7	Preferred Equity	3/15/2023	-	-
Total Healthcare & Business Services					86,955,972

Industrials - 3.8%
Hawk 2025, L.P.	*1,5,7	Limited Partnership Interest	10/29/2025	25,050,213	49,886,024
JFL-PURIS Continuation Fund, L.P.	*1,4,5,7	Limited Partnership Interest	6/27/2024	31,266,568	32,861,369
KIA X Knight SPV (DE), L.P.	*1,4,5,7	Limited Partnership Interest	6/10/2024	47,225,629	76,437,522
The Resolute III Continuation Fund, L.P.	*1,4,5,7	Limited Partnership Interest	9/27/2024	67,010,617	76,086,617
TRF IV CFS Continuation Fund, L.P.	*1,4,5,7	Limited Partnership Interest	9/27/2024	4,137,104	5,606,734
Total Industrials					240,878,266

Information Technology - 7.3%
Banner Capital Fund I, L.P.	*1,4,7,11	Limited Partnership Interest	6/5/2025	43,063,263	73,027,446
Founders Circle Capital Co-Invest Series 10, L.P.	*1,5,7	Limited Partnership Interest	3/14/2025	15,901,060	27,579,258
Founders Circle Capital Co-Invest Series 11, L.P.	*1,7,11	Limited Partnership Interest	9/25/2025	38,034,104	68,290,060
Gasherbrum Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	3/15/2025	17,688,447	17,823,426
Lightspeed Ascent Fund, L.P.	*1,4,5,7	Limited Partnership Interest	3/17/2025	40,740,000	60,324,787
PSG Sequel-A L.P.	*1,4,5,7	Limited Partnership Interest	3/18/2025	66,652,213	80,438,761
Sapphire Opportunity Fund IV-B, L.P.	*1,5,7	Limited Partnership Interest	5/19/2025	14,080,050	19,207,395
SDP Special Situations LLC - Series X	*1,5,7	Limited Partnership Interest	3/19/2025	29,257,951	42,170,912
TSCP CV II, L.P.	*1,4,5,7	Limited Partnership Interest	9/9/2024	42,775,671	71,137,127
ZMC II Extended Value Fund, L.P.	*1,2,4,7	Limited Partnership Interest	8/19/2021	4,471,676	6,251,648
Total Information Technology					466,250,820

Infrastructure - 0.5%
GI Zeus Holdings L.P.	*1,4,5,7	Limited Partnership Interest	8/12/2025	21,780,970	35,028,201

Manufacturing - 0.0%
VSC EV3 (Parallel), L.P.	*1,4,5,7	Limited Partnership Interest	12/19/2023	27,864	425,191

Software and Services - 1.4%
AKKR Isosceles CV, L.P.	*1,4,5,7	Limited Partnership Interest	6/17/2025	25,377,303	29,085,813
Frontier Continuation Fund V, L.P.	*1,4,5,7	Limited Partnership Interest	12/30/2025	37,101,540	45,585,408
Quiet Access III, L.P.	*1,5,7	Limited Partnership Interest	12/31/2025	10,306,849	14,301,029
Total Software and Services					88,972,250

Technology - 2.5%
A Capital Partners II, L.P.	*1,5,7	Limited Partnership Interest	12/22/2025	50,000,000	93,807,141
Insight Venture Partners Coinvestment Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	14,901	34,451
Insight Venture Partners Coinvestment Fund (Delaware) III L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	713,665	1,577,690
Insight Venture Partners Growth-Buyout Coinvestment Fund L.P.	*1,4,7,8	Limited Partnership Interest	9/29/2023	182,379	85,266
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	2,731,091	1,336,648
Insight Venture Partners VIII (Co-Investors), L.P.	*1,4,7,8	Limited Partnership Interest	9/29/2023	346,505	639,754
Insight Venture Partners IX L.P.	*1,4,7,8	Limited Partnership Interest	9/29/2023	148,538	156,340
Insight Venture Partners (Cayman) VIII, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	4,440,876	8,160,034
Insight Venture Partners (Cayman) IX, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	6,995,778	7,595,366
Summit Partners Reinvestment Fund II-B, L.P.	*1,4,5,7	Limited Partnership Interest	1/29/2026	36,208,664	48,034,887
Total Technology					161,427,577
Total North America					2,442,689,994

South America - 0.0%
Diversified Financials - 0.0%
Advent Latin American Private Equity Fund IV-E L.P.	*1,5,7	Limited Partnership Interest	9/29/2023	60,627	156,477
Advent Latin American Private Equity Fund V L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	-	294,027
Southern Cross Latin America Extension Fund IV L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	4,039	175,220
Victoria South American Partners II L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	88,142	11,398
Total Diversified Financials					637,122
Total South America					637,122

Western Europe - 7.8%
Corporate Finance/Buyout - 0.7%
Waterland Strategic Opportunities Fund I, C.V.	*1,2,4,6,7	Limited Partnership Interest	4/22/2021	-	-
WSOF IV Feeder C.V.	*1,4,5,6,7	Limited Partnership Interest	12/16/2025	39,362,932	43,085,448
Total Corporate Finance/Buyout					43,085,448

Consumer Discretionary - 1.2%
L Catterton Europe IV Aggregator SLP	*1,5,6,7	Limited Partnership Interest	11/25/2024	38,381,870	65,463,688
L Catterton Europe V, SLP	*1,4,5,6,7	Limited Partnership Interest	12/20/2024	10,876,813	13,201,956
Total Consumer Discretionary					78,665,644

Distribution Services - 1.0%
CVC Capital Partners Locron (A), SCSp	*1,4,5,6,7	Limited Partnership Interest	10/29/2025	55,467,962	63,314,951

Diversified Financials - 2.9%
Ardian Buyout Fund A VII (115,960 shares)	*1,4,6,7,12	Common Stock	9/30/2024	9,982,668	14,131,363
Ardian Expansion Fund VII A, SLP	*1,4,5,6,7	Limited Partnership Interest	3/27/2026	8,979,750	11,871,509
Ardian Expansion Fund V, SLP (26,760 shares)	*1,6,7,12	Common Stock	9/30/2024	1,714,466	2,607,037
BC European Capital X, L.P.	*1,4,6,7,12	Limited Partnership Interest	9/30/2024	3,044,550	2,905,779
BC European Capital XI, L.P. BC partners XI-EUR Fund	*1,4,6,7,12	Limited Partnership Interest	9/30/2024	9,911,484	12,917,201
Bridgepoint Europe VI, BE 'S' L.P.	*1,6,7,12	Limited Partnership Interest	9/30/2024	3,384,653	2,694,225
Cevine Capital Management VI No. 1 Fund	*1,4,6,7,12	Limited Partnership Interest	6/30/2025	3,676,705	2,096,005
Charterhouse Capital Partners XI, L.P.	*1,4,6,7,12	Limited Partnership Interest	9/30/2024	3,236,835	4,500,997
CVC Capital Partners VI (A) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	1,648,373	1,273,215
CVC Capital Partners VII (A) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	2,971,917	3,414,079
CVC Capital Partners VIII (A) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	2,049,585	2,782,278
CVC Capital Partners VIII (A) L.P. - Second Commitment	*1,4,5,6,7	Limited Partnership Interest	12/31/2025	21,892,347	26,366,632
CVC European Equity Partners V (A) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	14,367	21,769
CVC European Equity Partners V (B) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	36,080	54,421
EQT IX Storable Side Car (EUR), SCSP	*1,4,6,7,12	Limited Partnership Interest	6/26/2025	10,267,642	11,551,625
Equistone Partners European Fund VI A, SCSp	*1,4,5,6,7	Limited Partnership Interest	3/27/2026	1,401,929	1,865,374
Eurazeo PME IV (7,136,000 shares)	*1,4,6,7,12	Common Stock	9/30/2024	5,193,454	8,670,265
FPCI Latour Capital III (7,136,000 shares)	*1,6,7,12	Common Stock	9/30/2024	6,324,787	10,964,200
IK IX Fund No.2 SCSp	*1,6,7,12	Limited Partnership Interest	9/30/2024	7,042,189	8,880,343
Investindustrial VII, L.P.	*1,6,7,12	Limited Partnership Interest	9/30/2024	7,211,102	10,267,182
Montagu V, L.P.	*1,4,5,6,7	Limited Partnership Interest	3/27/2026	3,734,936	5,006,059
Montagu VII, L.P.	*1,4,5,6,7	Limited Partnership Interest	5/15/2026	262,830	234,366
Permira VII, L.P.	*1,4,6,7,12	Limited Partnership Interest	6/27/2025	7,149,862	7,534,973
Qualium Fund III SLP (71,360 shares)	*1,4,6,7,12	Common Stock	9/30/2024	4,923,254	6,560,297
Sagard 3, FCPI	*1,2,4,6,7	Limited Partnership Interest	7/23/2021	478,103	94,547
Sagard 4, FCPI	*1,2,6,7	Limited Partnership Interest	9/3/2021	100,767	262,835
Trilantic Europe VI SCSP	*1,4,6,7,12	Limited Partnership Interest	9/30/2024	7,138,995	5,943,352
VIP III Feeder, L.P.	*1,4,5,6,7	Limited Partnership Interest	6/28/2024	7,379,272	9,078,749
VIP V Feeder S.C.Sp.	*1,4,5,6,7	Limited Partnership Interest	7/31/2024	2,072,519	2,614,854
Waterland Private Equity Fund VI, C.V.	*1,4,5,6,7	Limited Partnership Interest	9/29/2023	972,162	3,014,912
Waterland Private Equity Fund VII, C.V.	*1,4,5,6,7	Limited Partnership Interest	9/29/2023	4,677,424	4,061,460
Total Diversified Financials					184,241,903

Electrical Equipment - 0.0%
Latour Gutor Continuation Fund, FPCI (2,659,173 shares)	*1,4,6,7,12	Preferred Equity	2/13/2026	2,524,150	2,492,946

Health Care - 0.7%
AHP Cooper Sidecar, L.P.	*1,5,7	Limited Partnership Interest	6/24/2024	25,518,666	45,052,926

Industrials - 0.6%
Norvestor SPV III SCSp	*1,4,5,6,7	Limited Partnership Interest	7/11/2025	26,045,012	35,559,913

Information Technology - 0.7%
Iron Institutionals AgilaCapital (22,548,240 A shares)	*1,4,5,6,7	Limited Partnership Interest	2/12/2025	33,862,195	44,772,322

Logistics - 0.0%
Verdane (HL) A-IB Co-Invest AB	*1,2,4,6,7	Limited Partnership Interest	3/20/2022	5,979,507	2,064,186

Technology Solutions - 0.0%
ECI 11 L.P.	*1,4,5,6,7	Limited Partnership Interest	9/29/2023	2,253,807	2,340,555

Telecommunications - 0.0%
ECI 10 A L.P.	*1,4,5,6,7	Limited Partnership Interest	9/29/2023	16,251	460,787
Total Western Europe					502,051,581
Total Secondary Funds (Cost $2,275,576,048)					3,035,461,111

	Interest rate	Principal Value	Shares	Cost	Fair Value
Short Term Investments - 10.7%
JPMorgan U.S. Government Money Market Fund - Agency Shares	3.44%[13]	N/A	3,704,092	$3,704,092	$3,704,092
UMB Bank, Money Market Special II Deposit Investment	3.43%[13]	$642,108,097	N/A	642,108,097	642,108,097
UMB Bank, Money Market Special Deposit Investment	0.01%[13]	39,448,448	N/A	39,448,448	39,448,448
Total Short Term Investments (Cost $685,260,637)					685,260,637

Total Investments (Cost $5,215,739,015)					6,710,684,976
Liabilities in excess of other assets - (5.1%)					(323,302,400)
Total Net Assets - 100%					$6,387,382,576

SOFR - Secured Overnight Financing Rate (Rate was 3.68% at June 30, 2026)

3M CME Term SOFR - Chicago Mercantile Exchange forward looking measure of SOFR for three months (Rate was 3.67708% at June 30, 2026)

SONIA (Sterling Overnight Index Average) – interest rate benchmark for the transition to sterling risk-free rates from LIBOR (Rate was 3.73% at June 30, 2026)

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.
^	Investments do not issue shares except where listed.
#	The Fair Value is estimated by the Valuation Designee (defined below) using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund's interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Notes to Consolidated Schedule of Investments for further details regarding the valuation policy of the Fund.
*	Investment is non-income producing.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, was $6,025,424,339, or 94.4% of net assets.
[2]	All or a portion of this security is held through HL PAF Holdings, LLC.
[3]	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Certificate of Deposit rate, (iv) SOFR or (v) SONIA.
[4]	Investment has been committed to but has not been fully funded by the Fund.
[5]	All or a portion of this security is held through HL PAF Splitter LLC.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
[8]	All or a portion of this security is held through HL PAF DE Blocker LLC.
[9]	Affiliated security.
[10]	All or a portion of this security is held through HL PAF JZ Blocker.
[11]	All or a portion of this security is held through HL PAF Diamondback Blocker.
[12]	All or a portion of this security is held through HL PAF Da Vinci SPV LLC.
[13]	The rate is the annualized seven-day yield at year end.

See accompanying Notes to Consolidated Schedule of Investments.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Note 1 – Fair Value of Financial Instruments

Hamilton Lane Private Assets Fund (the "Fund") values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Investment Company Act”) (“Rule 2a-5”), establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the U.S Securities and Exchange Commission ("SEC") adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Fund's board of trustees (the "Board") designated Hamilton Lane Advisors, L.L.C. (the "Adviser") as its valuation designee (in such capacity, the "Valuation Designee") to perform fair value determinations and approved new valuation procedures for the Fund. Adoption of the rule did not have a material impact to the Fund’s valuation policies and procedures.

Certain private market funds ("Investment Funds") and direct investments ("Direct Investments") are valued based on the latest net asset value ("NAV") reported by the third-party fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the Investment Fund is calculated in a manner consistent with ASC 946. In cases where the NAV of the private investment is not available as of the measurement date, the Valuation Designee estimates NAV based upon the most recent NAV provided from the third-party manager or general partner, adjusted for other information available at the time the portfolio is valued. Such adjustments may include adjustments for additional capital contributions or distributions, as well as market adjustments determined by the Valuation Designee based upon the returns of public market indices and the historical alignment of such public market indices against private indices of a similar strategy to the investment.

The Fund’s direct investments are in private credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Additionally, if a direct investment’s reporting is not permitted to be used as a NAV as a practical expedient or is unavailable, the Adviser is required to value these direct investments at estimated fair values in accordance with ASC 820, consistently applying generally accepted valuation techniques that involve unobservable inputs. These may include references to market multiples, market yields, valuations for comparable companies, public market or private transactions, developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for Direct Investments.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Under the Fund’s valuation procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Adviser subject to the oversight of the Board. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS – Continued

June 30, 2026 (Unaudited)

Note 2 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices (unadjusted) are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs other than quoted prices available in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in investment funds.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Fund’s managers or pursuant to the Investment Fund’s agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Fund’s compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS – Continued

June 30, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value:

	Level I	Level II*	Level III	Total
Assets
Investments
Direct Credit	$-	$-	$78,384,120	$78,384,120
Direct Equity	-	-	491,533,996	491,533,996
Secondary Direct Equity	-	-	27,771,089	27,771,089
Secondary Funds	-	-	-	-
Short Term Investments	685,260,637	-	-	685,260,637
Total Investments	$427,562,223	$-	$597,689,205	$1,282,949,842

*The Fund did not hold any Level II securities as of June 30, 2026.

Certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $5,427,735,134 are excluded from the fair value hierarchy as of June 30, 2026.

Note 3 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a fund that receives investment advisory services from the Adviser. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Consolidated Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares of an affiliated issuer at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

	Value at			Net	Change in Unrealized	Value at	Dividends and Distributions
Name of Issuer and Title of Issue	March 31, 2026	Purchases	Sales Proceeds	Realized Gain (Loss)	Appreciation (Depreciation)	June 30, 2026	Capital Gains	Income
Vero Networks Holdings, LLC(1)(2)	$29,662,271	$-	$-	$-	$613,403	$30,275,674
Vic SPV, LLC.(1)(3)	81,782,856	$-	$-	$-	$49,273,527	$131,056,383	$-	$-

Total	$149,370,769	$-	$-	$-	$49,886,930	$161,332,057	$-	$-

(1)	Non Income Producing.
(2)	The security has unfunded commitments of $9,747 as of June 30, 2026.
(3)	The security has unfunded commitments of $29,329,101 as of June 30, 2026.